Note 18 - Property, Plant and Equipment (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Contractual commitments for acquisition of property, plant and equipment	$ 560	$ 3,981
Rehabilitation costs capitalised	1,882	1,958
Additions other than through business combinations, property, plant and equipment	20,595	19,915
Borrowing costs capitalised	165	61
Total property, plant and equipment	113,651	97,427	[1]
Construction in progress [member]
Statement Line Items [Line Items]
Additions other than through business combinations, property, plant and equipment	20,093	19,323
Total property, plant and equipment	$ 76,847	$ 62,624

[1]	The Group initially applied IFRS 16 on January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. There was no cumulative effect of initially applying IFRS 16 to recognise in retained earnings at the date of initial application.